Note 27 - Subsequent Events	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
27.	Subsequent Events

(a)

Subsequent to year end, the Company issued 4,734,605 common shares at a weighted average price of $1.38 for gross proceeds of approximately $6,535 under its At The Market Offering Agreement (“ATM”). The transaction costs associated with these issuances were $295. On February 20, 2026, the Company upsized the ATM program to US$25,000, providing additional financial flexibility to fund working capital and expenditures related to refinery commissioning. The TSXV approval is conditional to the Company fulfilling TSXV requirements in relation to the distribution and sale of common shares.

(b)

On March 16, 2026, the Company received a notice (“Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company is not in compliance with the minimum bid price requirement ("Minimum Bid Requirement") of US$1.00 per share under Nasdaq’s Listing Rule 5550(a)(2) based upon the closing bid price of the Company's common shares for the 30 consecutive business days prior to the date of the Notice.

The Notice has no immediate effect on the listing or trading of the Company’s common shares on the Nasdaq, and the Company's operations are not affected by the receipt of the Notice. Under Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 calendar days from the date of the Notice, or until  September 14, 2026, to regain compliance with the Minimum Bid Requirement, during which time the Company’s common shares will continue to trade on Nasdaq.

If at any time before  September 14, 2026, the bid price of the common shares closes at or above US$1.00 per share for a minimum of 10 consecutive business days, the Company will regain compliance with the Minimum Bid Requirement. If the Company does not regain compliance with the Minimum Bid Requirement by  September 14, 2026, the Company may be eligible, upon satisfaction of certain Nasdaq listing requirements, for an additional period of 180 calendar days to regain compliance.

The Company will closely monitor the situation and is considering various strategies to regain compliance with the Minimum Bid Requirement under Nasdaq’s Listing Rules.